Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets, Net

The prepayments and other assets, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Deposits (a)	$13,232	$12,590
Prepayments for goods and services	3,591	4,362
VAT recoverable (b)	11,240	6,935
Prepayments and other receivables for property and equipment (c)	4,044	4,782
Loan receivable (d)	17,839	17,371
Advances to employees	152	69
Others	488	581
Prepayments and other assets	50,586	46,690
Less: Allowance for credit losses for prepayments and other assets	(543)	(517)
Prepayments and other assets, net	50,043	46,173
Less: Prepayments and other current assets, net	(25,754)	(22,189)
Other non-current assets, net	$24,289	$23,984

(a)	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.

(b)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.

(c)	Prepayments and other receivables for property and equipment represent mainly prepayments and other receivables for constructions of logistic stations.

(d)	On June 11, 2024, for the purpose of acquiring a land use right to expand the Company’s logistic business, the Company signed Memorandum of Understanding of Share Purchase Agreement (“2024 MOU”) with two shareholders of Hubei Xingqidian Supply Chain Management Co., Ltd. (“Xingqidian”, formerly named Hubei Tongzhou Information Harbor Co., Ltd.) to acquire 100% equity interest of Xingqidian, which owns land use right and constructed certain office and warehouse on such land use right. As of June 30, 2026, the Company made a loan of approximately $17.8 million (RMB121.5 million) to Xingqidian to secure the transaction and provide working capital for its further development. The loan with interest at an annual rate of 2.6%, and payable quarterly starting August 1, 2025. As of the date of this report, the share purchase transaction is not completed yet.

Schedule of Allowance for Credit Losses for Prepayments and Other Assets

Movement of allowance for credit losses for prepayments and other assets

	For the Six Months Ended June 30, 2026	Year Ended December 31, 2025
Beginning balance	$517	$573
Provisions for credit losses for prepayments and other assets	9	100
Written-off	-	(168)
Foreign currency translation adjustments	17	12
Ending balance	$543	$517